                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2000

The "Performance Data" section of the Statement of Additional Information is amended to add the three Merrill Lynch portfolios as follows:

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
                                                                                  SINCE
                                                                              INCEPTION OR
                                                                                10 YEARS,
                                                                              WHICHEVER IS
TRUST PORTFOLIO                                              1 YEAR   5 YEAR     SHORTER     INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus - Class B                31.80%    N/A        2.52%         10/13/97
Merrill Lynch Basic Value Focus - Class B                    18.99%    N/A        7.98%         10/13/97

Merrill Lynch Developing Capital Markets Focus - Class B     62.68%    N/A       -3.29%         10/13/97
-----------------------------------------------------------------------------------------------------------

               NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
                                                                                  SINCE
                                                                              INCEPTION OR
                                                                                10 YEARS,
                                                                              WHICHEVER IS
TRUST PORTFOLIO                                              1 YEAR   5 YEAR     SHORTER     INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus - Class B                31.80%    N/A        2.52%         10/13/97
Merrill Lynch Basic Value Focus - Class B                    18.99%    N/A        7.98%         10/13/97

Merrill Lynch Developing Capital Markets Focus - Class B     62.68%    N/A       -3.29%         10/13/97
-----------------------------------------------------------------------------------------------------------

               NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
                                                                                  SINCE
                                                                              INCEPTION OR
                                                                                10 YEARS,
                                                                              WHICHEVER IS
TRUST PORTFOLIO                                              1 YEAR   5 YEAR     SHORTER     INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus - Class B                31.80%    N/A        2.52%         10/13/97
Merrill Lynch Basic Value Focus - Class B                    18.99%    N/A        7.98%         10/13/97

Merrill Lynch Developing Capital Markets Focus - Class B     62.68%    N/A       -3.29%         10/13/97
-----------------------------------------------------------------------------------------------------------

                        SUPPLEMENT DATED JANUARY 29, 2001

Vision.SuppSAI1/29/2001